Income taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets
Accrued pension and severance costs	¥ 219,465	¥ 283,713
Accrued expenses and liabilities for quality assurances	644,936	586,628
Other accrued employees' compensation	114,752	116,420
Operating loss carryforwards for tax purposes	76,317	201,957
Allowance for doubtful accounts and credit losses	82,916	68,686
Property, plant and equipment and other assets	234,372	241,454
Other	335,992	275,023
Gross deferred tax assets	1,708,750	1,773,881
Less - Valuation allowance	(146,623)	(151,665)	¥ (169,811)	¥ (189,894)
Total deferred tax assets	1,562,127	1,622,216
Deferred tax liabilities
Unrealized gains on securities, net	(692,962)	(692,972)
Undistributed earnings of foreign subsidiaries	(28,544)	(30,112)
Undistributed earnings of affiliated companies accounted for by the equity method	(709,094)	(656,448)
Basis difference of acquired assets	(31,861)	(31,171)
Lease transactions	(973,000)	(1,073,518)
Other	(46,407)	(93,206)
Gross deferred tax liabilities	(2,481,868)	(2,577,427)
Net deferred tax liability	(919,741)	(955,211)
Deferred tax assets
Deferred income taxes (Current assets)		967,607
Investments and other assets - Other	503,985	151,431
Deferred tax liabilities
Other current liabilities		(28,160)
Deferred income taxes (Long-term liabilities)	(1,423,726)	(2,046,089)
Net deferred tax liability	¥ (919,741)	¥ (955,211)